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                           Drinker Biddle & Reath, LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103
                                  215-988-2700



                                 August 30, 2002

VIA EDGAR
---------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Liberty Funds Trust V
                  (File No. 333-91982)
                  --------------------

Ladies and Gentlemen:

                  On behalf of Liberty Funds Trust V (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Combined Prospectus and Proxy Statements and Statement of Additional Information listed below that would have been filed under paragraph (b) of Rule 497 under the 1933 Act upon the effectiveness of the Trust's Registration Statement on Form N-14 (the "Registration Statement") would not have differed from the Combined Prospectus and Proxy Statements and Statement of Additional Information contained in the Trust's Post-Effective Amendment No. 1 to its Registration Statement which was filed on August 26, 2002.

                  The Combined Prospectus and Proxy Statements and Statement of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(b), are:

                  (1) Combined Prospectus and Proxy Statement dated August 26, 2002 in connection with the proposed reorganizations of the Galaxy Connecticut Municipal Bond Fund and Galaxy Connecticut Intermediate Municipal Bond Fund, both a series of The Galaxy Fund, into the Liberty Connecticut Intermediate Municipal Bond Fund, a series of Liberty Funds Trust V;

                  (2) Combined Prospectus and Proxy Statement dated August 26, 2002 in connection with the proposed reorganizations of the Galaxy Massachusetts Municipal Bond Fund and Galaxy Massachusetts Intermediate Municipal Bond Fund, both a series of The Galaxy Fund, into the Liberty Massachusetts Intermediate Municipal Bond Fund, a series of Liberty Funds Trust V;

                  (3) Combined Prospectus and Proxy Statement dated August 26, 2002 in connection with the proposed reorganization of the Stein Roe Intermediate Municipals Fund, a series of Liberty Stein Roe Funds Municipal Trust, into the Liberty Intermediate Tax Exempt Bond Fund, a series of Liberty Funds Trust V;

                  (4) Combined Prospectus and Proxy Statement dated August 26, 2002 in connection with the proposed reorganization of the Galaxy II Municipal Bond Fund, a series of Galaxy Fund II, into the Liberty Intermediate Tax Exempt Bond Fund, a series of Liberty Funds Trust V;

                  (5) Combined Prospectus and Proxy Statement dated August 26, 2002 in connection with the proposed reorganizations of the Galaxy Tax-Exempt Bond Fund and Galaxy Intermediate Tax-Exempt Bond Fund, both a series of The Galaxy Fund, into the Liberty Intermediate Tax Exempt Bond Fund, a series of Liberty Funds Trust V; and

                  (6) Statement of Additional Information dated August 26, 2002 in connection with the proposed reorganizations of (1) the Galaxy Connecticut Municipal Bond Fund and Galaxy Connecticut Intermediate Municipal Bond Fund by the Liberty Connecticut Intermediate Municipal Bond Fund, (2) the Galaxy Massachusetts Municipal Bond Fund and Massachusetts Intermediate Municipal Bond Fund by the Liberty Massachusetts Intermediate Municipal Bond Fund, (3) the Stein Roe Intermediate Municipals Fund, Galaxy II Municipal Bond Fund, Galaxy Tax-Exempt Bond Fund and Galaxy Intermediate Tax-Exempt Bond Fund by the Liberty Intermediate Tax Exempt Bond Fund, all series of Liberty Funds Trust V.

         If you have any questions concerning this filing, please contact the undersigned at 215-988-2603.

                                             Very truly yours,

                                             /s/ Michelle M. Lombardo
                                             Michelle M. Lombardo

cc:      Kenneth Greenberg, Esq.